CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenue
Rental revenue	$ 302,794	$ 246,927	$ 90,996
Other revenue	319	200	368
Service fees	0	73	513
Total revenue	303,113	247,200	91,877
Cost of revenue	214,124	167,412	71,220
Gross profit	88,989	79,788	20,657
Operating expenses:
Servicing costs	4,737	4,077	2,934
Underwriting fees	1,876	2,344	2,562
Professional and consulting fees	5,987	2,949	1,347
Technology and data analytics	8,196	6,296	4,293
Bad debt expense	28,299	16,064	9,163
Compensation costs	26,943	6,874	5,514
General and administrative	11,294	4,278	4,236
Total operating expenses	87,332	42,882	30,049
Income (loss) from operations	1,657	36,906	(9,392)
Loss on extinguishment of debt	0	(402)	(823)
Interest expense and other fees	(16,485)	(13,588)	(8,577)
Change in fair value of warrant liability	36,573	102	0
Income (loss) before provision for income taxes	21,745	23,018	(18,792)
Provision for income taxes	(539)	(487)	0
Net income (loss)	21,206	22,531	(18,792)
Comprehensive income (loss)	$ 21,206	$ 22,531	$ (18,792)
Net income (loss) per share:
Basic (in dollars per share)	$ 0.31	$ 0.73	$ (0.73)
Diluted (in dollars per share)	$ 0.26	$ 0.48	$ (0.73)
Weighted average shares used in computing net income (loss) per share:
Basic (in shares)	68,502,092	30,855,778	25,663,488
Diluted (in shares)	80,573,218	46,948,445	25,663,488